Schedule of investments
Macquarie VIP Natural Resources Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.97%♣
Consumer Staples — 2.15%
Bunge Global	22,848	$ 1,856,400
		1,856,400
Energy — 29.62%
ARC Resources	113,469	2,069,299
Chord Energy	10,134	1,007,016
DHT Holdings	95,662	1,143,161
Diamondback Energy	12,077	1,728,219
EQT	15,570	847,475
Expand Energy	23,570	2,504,077
Helmerich & Payne	68,228	1,507,156
HF Sinclair	23,480	1,228,943
Kimbell Royalty Partners	157,200	2,120,628
Parex Resources	84,278	1,101,543
Peabody Energy	45,695	1,211,831
Permian Resources	79,471	1,017,229
Shell	118,800	4,234,155
Unit	39,985	1,198,950
Valero Energy	15,374	2,617,577
		25,537,259
Industrials — 1.93%
Arcosa	17,764	1,664,664
		1,664,664
Information Technology — 2.09%
First Solar †	8,171	1,801,951
		1,801,951
Materials — 61.18%
Alcoa	51,534	1,694,953
Anglo American	70,999	2,677,183
Canfor †	81,441	716,859
CF Industries Holdings	28,530	2,559,141
China Metal Recycling Holdings =, †	1,900,000	0
Coeur Mining †	99,104	1,859,191
Corteva	30,154	2,039,315
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
CRH	25,115	$ 3,030,088
Endeavour Mining	42,457	1,775,429
ERO Copper †	134,707	2,728,598
Hudbay Minerals	240,685	3,648,785
International Paper	53,242	2,470,429
Louisiana-Pacific	12,171	1,081,272
Metallus †	80,106	1,324,152
Methanex	41,484	1,649,404
MP Materials †	10,644	713,893
Newmont	52,928	4,462,360
Nutrien	57,016	3,347,409
SSR Mining †	74,204	1,811,778
Steel Dynamics	23,367	3,258,061
Teck Resources Class B	23,773	1,042,855
Titan	18,830	771,508
Valterra Platinum	36,807	2,623,592
West Fraser Timber	26,717	1,816,264
Wheaton Precious Metals	32,552	3,640,616
		52,743,135
Total Common Stocks (cost $74,338,149)		83,603,409

Total Value of Securities—96.97% (cost $74,338,149)		83,603,409
Receivables and Other Assets Net of Liabilities—3.03%		2,613,048
Net Assets Applicable to 15,132,296 Shares Outstanding—100.00%		$86,216,457
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- IV074 [0925] 1125 (4967872)    1